Earnings Per Share - Additional Information (Detail) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017
Earnings Per Share Note [Line Items]
Gain from change in fair value of warrant liability	$ (9,053)	$ (9,053)